Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events
Subsequent Events

Note 14. Subsequent Events

On July 11, 2023, the Company announced a plan approved by the Company’s Board of Directors that is designed to better align the Company’s commercial objectives and prioritization with its existing strengths and offerings. In addition to this strategic realignment, the plan includes a 25% reduction in the Company’s work force and other savings, which will reduce the Company’s cash use by an average of approximately $2 million per month and allow the Company to extend its cash resources. The Company estimates that it will incur around $5 million in cash charges related to employee severance and benefits costs, substantially all of which the Company expects to incur in the third and fourth quarters of 2023.

Note 20. Subsequent Events

On January 4, 2023, the Board approved a plan designed to improve the Company’s efficiency by reducing operating expenses and extending liquidity.  In addition to decreasing other operating expenses, the plan included a reduction in force representing approximately 25% of the Company’s workforce. The Company estimates that it will incur approximately $5.0 million of cash payments related to employee severance and benefits costs, substantially all of which the Company expects to incur in the first quarter of 2023.

On February 12, 2021, the Company, then operating as Longview, held a special meeting of stockholders (the “Special Meeting”) to approve certain matters relating to the Business combination with Legacy Butterfly, including a proposal to amend and restate the Company’s certificate of incorporation to read in its entirety as set forth in the Second Amended and Restated Certificate of Incorporation (the “New Certificate of Incorporation”). The proposed amendments would increase its total authorized shares of Class A common stock from 200 million shares to 600 million shares and Class B common stock from 20 million shares to 27 million shares. The New Certificate of Incorporation was approved by a majority of the shares of Class A and Class B common stock, voting together as a single class, that were outstanding and entitled to vote thereon. After the Special Meeting, the Business Combination was closed, the New Certificate of Incorporation became effective, and the Company changed its name to Butterfly Network, Inc.

A recent decision by the Court of Chancery of the State of Delaware (the “Court”) in Garfield v. Boxed, Inc. created uncertainty as to whether Section 242(b)(2) of the Delaware General Corporation Law (“DGCL”) would have required the Company to seek and obtain a vote of a majority of the shares of Class A common stock to approve the New Certificate of Incorporation. While the Company believes that the New Certificate of Incorporation, including the increase to the number of authorized shares of common stock, was validly approved, in light of the Court’s decision, the Company filed a petition in the Court on February 21, 2023 pursuant to Section 205 of the DGCL seeking validation and a declaration of effectiveness of the New Certificate of Incorporation and actions taken in reliance thereon, including the issuance of shares. Section 205 of the DGCL permits the Court, in its discretion, to ratify and validate potentially defective corporate acts and stock after considering a variety of factors.

On March 14, 2023, the Court granted the Company’s petition and issued an order providing that “1. The New Certificate of Incorporation, including the filing and effectiveness thereof, is hereby validated and declared effective as of 9:40 a.m. (EDT) on February 12, 2021 and 2. All shares of capital stock of the Company issued in reliance on the effectiveness of the New Certificate of Incorporation, including 164,862,472 shares of Class A Common Stock and 26,426,937 shares of Class B Common Stock issued by the Company in connection with or after the Merger, are hereby validated and declared effective as of the date and time of the original issuance of such shares.” The Court’s granting of the Company’s petition has addressed and eliminated the uncertainty created by Court’s recent decision.